COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) € in Thousands	1 Months Ended			12 Months Ended
	Jan. 31, 2022 USD ($)	Dec. 30, 2021 USD ($) m²	Jan. 26, 2021 m²	Dec. 31, 2021 USD ($)	Dec. 26, 2021	Dec. 31, 2021 EUR (€)	Dec. 31, 2021	Dec. 31, 2021 m²	Dec. 31, 2021 USD ($)	Dec. 31, 2021 € / shares	Dec. 31, 2021 US_cents_Per_unit	Dec. 31, 2020 USD ($)
Commitments and Contingencies [Line Items]
Royalties provision									$ 132,000			$ 154,000
Vehicles [Member]
Commitments and Contingencies [Line Items]
Monthly vehicle lease expense				$ 21,000
Office facilities [Member] | ISRAEL
Commitments and Contingencies [Line Items]
Monthly rental property expenses		$ 30,500		$ 16,100
Area of lease | m²		70	1,550					900
Lease expiration date		Jan. 31, 2025	Dec. 31, 2023	May 31, 2022	Dec. 31, 2023
Additional lease period		2 years
Minimum [Member] | Vehicles [Member]
Commitments and Contingencies [Line Items]
Term				32 months
Maximum [Member] | Vehicles [Member]
Commitments and Contingencies [Line Items]
Term				36 months
ASIC designer [Member]
Commitments and Contingencies [Line Items]
Royalties Payable Per Unit Sold										50	57
Maximum Royalty Obligation						€ 200			226,000
Royalties provision									132,000			140,000
IIA [Member]
Commitments and Contingencies [Line Items]
Funding				$ 5,600,000
Contingent liability									6,136,000
IIA [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Royalty repayment, percentage of products sold							3.00%
IIA [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Royalty repayment, percentage of products sold							4.00%
Reimbursement liability to Predecessor Entity's Unit Holders [Member]
Commitments and Contingencies [Line Items]
Royalties provision									0			$ 14,000
BIRD Foundation [Member]
Commitments and Contingencies [Line Items]
Maximum Royalty Obligation									127,000
Funding				114,000
Contingent liability									194,000
Refund expenses									$ 13,000
Manufacturing Program [Member]
Commitments and Contingencies [Line Items]
Funding				$ 349,000
Manufacturing Program [Member] | Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Funding	$ 82,000